Supplemental information on oil and gas producing activities (unaudited) - Costs incurred in oil and gas exploration and developed activities (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental information on oil and gas producing activities (unaudited)
Acquisition of proved properties	[1]	$ 1,972,255	$ 37,419	$ 141,928
Acquisition of unproved properties	[2]	577,804	0	339,394
Exploration costs		3,378,446	2,911,974	3,322,055
Development costs		15,964,905	19,976,218	16,266,222
Total costs incurred		$ 21,893,410	$ 22,925,611	$ 20,069,599

[1]	For 2024, it corresponds to the acquisition of 45% interest in Block CPO-09. For 2023 and 2022, it corresponds to 49% of participation contract in Barnett, acquired by Ecopetrol Permian.
[2]	For 2024, it corresponds to the acquisition of 45% interest in Block CPO-09. During 2022, Ecopetrol Óleo e Gás do Brasil Ltda have acquired and capitalized seven offshore blocks in the Santos Basin. The blocks are operated by Shell, which holds a 70% of participation in the assets, with a 30% of participation held by Ecopetrol Brasil.